Income Taxes (Tables)	3 Months Ended
Mar. 31, 2015
Income Taxes Recognized During Period	Income taxes recognized during the three and three months ended March 31, 2015 comprise:
	Three Months Ended
	March 31,	March 31,
	2015	2014
	(In thousands)

Provision for income taxes	$10,801	$6,894